AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2024

File No. 033-50718

File No. 811-07102

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 298	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 302	/X/

THE ADVISORS’ INNER CIRCLE FUND II

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On April 22, 2024 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 298 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate April 22, 2024 as the new effective date for Post-Effective Amendment No. 294, which was filed with the Securities and Exchange Commission (the “SEC”) on January 26, 2024 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-24-001177) for the purpose of introducing the Vontobel International Equity Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund II. The effectiveness of Post-Effective Amendment No. 294 was previously delayed pursuant to Post-Effective Amendment No. 297, which was filed with the SEC on April 9, 2024 (Accession No. 0001398344-24-007009).

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 294.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 294.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 294.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 298 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of April, 2024.

THE ADVISORS’ INNER CIRCLE FUND II

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	April 12, 2024
Kathleen Gaffney

	*	Trustee	April 12, 2024
Joseph T. Grause, Jr.

	*	Trustee	April 12, 2024
N. Jeffrey Klauder

	*	Trustee	April 12, 2024
Robert Mulhall

	*	Trustee	April 12, 2024
Robert A. Nesher

	*	Trustee	April 12, 2024
Bruce Speca

	*	Trustee	April 12, 2024
Monica Walker

	*	President	April 12, 2024
Michael Beattie

	*	Treasurer, Controller &	April 12, 2024
	Andrew Metzger	Chief Financial Officer

*By:	/s/ Eric C. Griffith
Eric C. Griffith
Attorney-in-Fact